Deferred income (Tables)	12 Months Ended
Dec. 31, 2018
Accruals and deferred income [abstract]
Disclosure of information about deferred income [text block]
	As of December 31
in 000€	2018	2017*	2016
Deferred maintenance & license	22,606	18,723	16,799
Deferred (project) fees	4,838	3,765	4,134
Deferred government grants	338	71	419
Other	−	−	58
Total	27,782	22,559	21,410
current	23,195	18,791	17,822
non-current	4,587	3,768	3,588